Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	May 31, 2024	May 31, 2024	May 31, 2024
Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	(1.15%)	0.16%	1.67%
Class B
Average Annual Return [Line Items]
Average Annual Return, Percent	(2.64%)	0.02%	1.58%
Class C
Average Annual Return [Line Items]
Average Annual Return, Percent	1.20%	0.24%	1.45%
Class R6
Average Annual Return [Line Items]
Average Annual Return, Percent	3.24%	1.27%	2.34%
Class Y
Average Annual Return [Line Items]
Average Annual Return, Percent	3.23%	1.23%	2.33%
Without Sales Load [Member] | Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	2.97%	0.98%	2.08%
Without Sales Load [Member] | Class B
Average Annual Return [Line Items]
Average Annual Return, Percent	2.35%	0.38%	1.58%
Without Sales Load [Member] | Class C
Average Annual Return [Line Items]
Average Annual Return, Percent	2.20%	0.24%	1.45%
Without Sales Load [Member] | Class R6
Average Annual Return [Line Items]
Average Annual Return, Percent	3.24%	1.27%	2.34%
Without Sales Load [Member] | Class Y
Average Annual Return [Line Items]
Average Annual Return, Percent	3.23%	1.23%	2.33%
Class A-Bloomberg Municipal Bond Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	2.67%	0.93%	2.25%
Class B-Bloomberg Municipal Bond Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	2.67%	0.93%	2.25%
Class C-Bloomberg Municipal Bond Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	2.67%	0.93%	2.25%
Class R6-Bloomberg Municipal Bond Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	2.67%	0.93%	2.25%
Class Y-Bloomberg Municipal Bond Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	2.67%	0.93%	2.25%